Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventory	Inventory consisted of the following:

	June 30, 2024	December 31, 2023
Raw materials	$651	$—
Work in process	$10	$—
Total inventories	$662	$—